Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Line of Credit Facility [Line Items]
Schedule of Extinguishment of Debt [Table Text Block]
The components of the loss on early extinguishments and modifications of debt, are as follows:

	Year Ended December 31,
(In thousands)	2017	2016	2015
Boyd Gaming Credit Facility deferred finance charges	$1,086	$6,629	$1,978
Refinancing Amendment	496	—	—
9.00% Senior Notes premium and consent fees	—	15,750	—
9.00% Senior Notes deferred finance charges	—	5,976	—
8.375% Senior Notes deferred finance charges	—	4,497	—
9.125% Senior Notes premium and consent fees	—	—	23,962
9.125% Senior Notes deferred finance charges	—	—	4,888
HoldCo Note	—	—	7,819
Peninsula Credit Facility deferred finance charges	—	9,512	2,086
Total loss on early extinguishments and modifications of debt	$1,582	$42,364	$40,733

Schedule of Long-term Debt Instruments
Long-term debt, net of current maturities and debt issuance costs consists of the following:

		December 31, 2017
	Interest			Unamortized
	Rates at	Outstanding	Unamortized	Origination	Long-Term
(In thousands)	Dec. 31, 2017	Principal	Discount	Fees and Costs	Debt, Net
Bank credit facility	3.882%	$1,621,054	$(1,556)	$(23,795)	$1,595,703
6.875% senior notes due 2023	6.875%	750,000	—	(9,455)	740,545
6.375% senior notes due 2026	6.375%	750,000	—	(10,872)	739,128
Other	5.800%	504	—	—	504
Total long-term debt		3,121,558	(1,556)	(44,122)	3,075,880
Less current maturities		23,981	—	—	23,981
Long-term debt, net		$3,097,577	$(1,556)	$(44,122)	$3,051,899

		December 31, 2016
	Interest			Unamortized
	Rates at	Outstanding	Unamortized	Origination	Long-Term
(In thousands)	Dec. 31, 2016	Principal	Discount	Fees and Costs	Debt, Net
Bank credit facility	3.440%	$1,782,538	$(1,888)	$(28,503)	$1,752,147
6.875% senior notes due 2023	6.875%	750,000	—	(11,209)	738,791
6.375% senior notes due 2026	6.375%	750,000	—	(12,074)	737,926
Other	5.800%	591	—	—	591
Total long-term debt		3,283,129	(1,888)	(51,786)	3,229,455
Less current maturities		30,336	—	—	30,336
Long-term debt, net		$3,252,793	$(1,888)	$(51,786)	$3,199,119

Schedule of Line of Credit Facilities
The outstanding principal amounts under the Credit Facility are comprised of the following:

	December 31,
(In thousands)	2017	2016
Revolving Credit Facility	$170,000	$245,000
Term A Loan	210,938	222,188
Refinancing Term B Loans	1,170,016	—
Term B-1 Loan	—	271,750
Term B-2 Loan	—	997,500
Swing Loan	70,100	46,100
Total outstanding principal amounts	$1,621,054	$1,782,538

Maximum Total Leverage Ratio
The maximum permitted consolidated Total Leverage Ratio is calculated as Consolidated Funded Indebtedness to twelve-month trailing Consolidated EBITDA, as defined by the Agreement. The following table provides our maximum Total Leverage Ratio during the remaining term of the Credit Facility:

	Maximum Total
For the Trailing Four Quarters Ending	Leverage Ratio
March 31, 2017 through December 31, 2017	7.00	to	1.00
March 31, 2018 through December 31, 2018	6.25	to	1.00
March 31, 2019 through December 31, 2019	6.00	to	1.00
March 31, 2020 through December 31, 2020	5.75	to	1.00
March 31, 2021 and thereafter	5.50	to	1.00

Maximum Secured Leverage Ratio
The maximum permitted Secured Leverage Ratio is calculated as Secured Indebtedness to twelve-month trailing Consolidated EBITDA, as defined by the Agreement. The following table provides our maximum Secured Leverage Ratio during the remaining term of the Credit Facility:

	Maximum Secured
For the Trailing Four Quarters Ending	Leverage Ratio
September 30, 2016 through December 31, 2017	4.50	to	1.00
March 31, 2018 through December 31, 2018	4.00	to	1.00
March 31, 2019 through December 31, 2019	3.75	to	1.00
March 31, 2020 and thereafter	3.50	to	1.00

Schedule of Maturities of Long-term Debt
The scheduled maturities of long-term debt, as discussed above, are as follows:

(In thousands)	Total
For the year ending December 31,
2018	$23,981
2019	23,991
2020	23,997
2021	430,040
2022	12,758
Thereafter	2,606,791
Total outstanding principal of long-term debt	$3,121,558